Income Taxes	12 Months Ended
Dec. 31, 2014
Income Taxes
Income Taxes

14. Income Taxes

        The Company had a net comprehensive loss for the period from June 6, 2013 (inception) through December 31, 2013, of $801,203. The Company had a net comprehensive loss for the year ended December 31, 2014 of $8,609,575.

        Due to continued losses for the year ended December 31, 2014, and a full valuation allowance, the Company has not recorded a provision for income taxes for the years ended December 31, 2013 and 2014.

        The components of the provision for income taxes for the period from June 6, 2013 (inception) through December 31, 2013 and the year ended December 31, 2014 are as follows:

	December 31, 2013	December 31, 2014
Current:
Federal	$—	$—
State	—	—
Foreign	—	—

Total current	$—	$—
Deferred:
Federal	$(273,843)	$(2,844,539)
State	(48,002)	(511,406)
Foreign	—	—

Total deferred	$(321,845)	$(3,355,945)
Less: valuation allowance	321,845	3,355,945

Total provision for income taxes	$—	$—

        The Company's effective tax rate for the period from June 6, 2013 (inception) through December 31, 2013 and the year ended December 31, 2014, differed from the federal statutory rate as follows:

	December 31, 2013	December 31, 2014
Statutory rate	(34.0)%	(34.0)%
State taxes	(6.0)%	(5.9)%
Tax credits	(0.7)%	(0.8)%
Other	0.7%	2.2%
Valuation allowance	40.0%	38.5%

Effective tax rate	0.0%	0.0%

        Net deferred tax assets as of December 31, 2013 and 2014 consist of the following:

	December 31, 2013	December 31, 2014
Non-current deferred tax assets:
Net operating losses	$314,089	$3,610,478
Tax credits	7,756	124,025
Other	—	(56,713)

	321,845	3,677,790
Valuation allowance	(321,845)	(3,677,790)

Net non-current deferred tax assets	$—	$—

        A valuation allowance is provided when it is more likely than not that the deferred tax assets will not be realized. The Company has established a valuation allowance to offset net deferred tax assets as of December 31, 2013 and 2014, due to the uncertainty of realizing future tax benefits from its net operating loss carryforwards and other deferred tax assets. The Company's deferred tax asset valuation allowance increased by $321,845 and $3,034,100 for the period from June 6, 2013 (inception) through December 31, 2013 and the year ended December 31, 2014, respectively.

        As of December 31, 2014, the Company had federal and California net operating loss carryovers of $9,087,176 and $9,068,156, respectively. The federal and California net operating losses will expire in 2033.

        As of December 31, 2013 and 2014, the Company had federal and California research credit carryovers of $97,570 and $87,062, respectively. The federal research credits will begin to expire in 2033. The California research credits carry forward indefinitely.

        The Tax Reform Act of 1986, as amended, limits the use of net operating loss and tax credit carryforward in certain situations where changes occur in the stock ownership of a company. In the event the Company has a change in ownership in the future, as defined by the tax law, utilization of the carryforwards could be limited.

        A reconciliation of the beginning and ending amounts of unrecognized tax benefits in 2013 and 2014 is as follows:

	December 31, 2013	December 31, 2014
Beginning balance	$—
Change for tax positions	—	31,006

Ending balance	$—	31,006

        There are no liabilities from unrecognized tax benefits included in the Company's balance sheet as of December 31, 2013 and 2014, and therefore the Company has not incurred any penalties or interest.

        The Company files income tax returns in the United States and California, where the statute of limitations are 3 years and 4 years, respectively. The Company remains open for audit by the United States Internal Revenue Service and California state tax jurisdictions since inception. The Company is not currently under examination by income tax authorities in federal or state jurisdictions.

        The Company does not anticipate that total unrecognized net tax benefits will significantly change prior to the end of 2015.